Property, Plants and Equipment, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plants and equipment, net (Textual)
Depreciation expenses	$ 12,071	$ 10,480	$ 9,598